Cash distributions and earnings per unit	12 Months Ended
Dec. 31, 2020
Cash Distributions And Earnings Per Unit
Cash distributions and earnings per unit

NOTE 20 – CASH DISTRIBUTIONS AND EARNINGS PER UNIT

On February 3, 2016, Navios Partners announced that its Board of Directors decided to suspend the quarterly cash distributions to its unitholders, including the distribution for the quarter ended December 31, 2015. In March 2018, the Board determined to reinstate a distribution and any continued distribution will be at the discretion of the Company’s Board of Directors, taking into consideration the terms of its partnership agreement. There is no guarantee that the Company will pay the quarterly distribution on the common units in any quarter. The amount of distributions paid under its policy and the decision to make any distribution is determined by the Company’s board of directors, taking into consideration the terms of its partnership agreement. The Company is prohibited from making any distributions to unitholders if it would cause an event of default, or an event of default exists, under its existing credit facilities.

There is incentive distribution rights held by Navios GP L.L.C., which are analyzed as follows:

		Marginal Percentage Interest in Distributions
	Total Quarterly Distribution Target Amount	Common Unitholders	Incentive Distribution Right Holder	General Partner
Minimum Quarterly Distribution	up to $5.25	98%	—	2%
First Target Distribution	up to $6.0375	98%	—	2%
Second Target Distribution	above $ 6.0375 up to $6.5625	85%	13%	2%
Third Target Distribution	above $6.5625 up to $7.875	75%	23%	2%
Thereafter	above $7.875	50%	48%	2%

The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by Navios GP L.L.C.) apply only after a minimum quarterly distribution of $6.0375.

The authorized quarterly cash dristributions for all quarters during the years ended December 2020, 2019, 2018, are presented below:

Date	Authorized Quarterly Cash Distribution for the three months ended	Date of record of Common and General Partner unit Unitholders	Payment of Distribution	$/ Unit	Amount of the declared distribution
April 2018	March 31, 2018	May 10, 2018	May 14, 2018	$0.30	$3,420
July 2018	June 30, 2018	August 7, 2018	August 10, 2018	$0.30	$3,420
October 2018	September 30, 2018	November 7, 2018	November 14, 2018	$0.30	$3,420
January 2019	December 31, 2018	February 11, 2019	February 14, 2019	$0.30	$3,458
April 2019	March 31, 2019	May 10, 2019	May 14, 2019	$0.30	$3,364
July 2019	June 30, 2019	August 6, 2019	August 9, 2019	$0.30	$3,364
October 2019	September 30, 2019	November 7, 2019	November 14, 2019	$0.30	$3,364
January 2020	December 31, 2019	February 11, 2020	February 13, 2020	$0.30	$3,365
April 2020	March 31, 2020	May 11, 2020	May 14, 2020	$0.30	$3,366
July 2020	June 30, 2020	August 10, 2020	August 13, 2020	$0.05	$562
October 2020	September 30, 2020	November 9, 2020	November 13, 2020	$0.05	$579
January 2021	December 31,2020	February 9, 2021	February 12, 2021	$0.05	$579

Navios Partners calculates earnings per unit by allocating reported net income for each period to each class of units based on the distribution waterfall for available cash specified in Navios Partners’ partnership agreement, net of the unallocated earnings (or losses). Basic earnings/(losses) per unit is determined by dividing net income/(loss) attributable to Navios Partners common unitholders by the weighted average number of common units outstanding during the period. Diluted earnings per unit is calculated in the same manner as basic earnings per unit, except that the weighted average number of outstanding units increased to include the dilutive effect of outstanding unit options or phantom units. Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis. There were no options or phantom units outstanding during each of the years ended December 31, 2020, 2019 and 2018.

The calculations of the basic and diluted earnings per unit are presented below.

	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Net loss	$(68,541)	$(62,134)	$(13,081)
Loss attributable to:
Common unitholders	$(67,173)	$(60,899)	$(12,819)
Weighted average units outstanding (basic and diluted)
Common unitholders	10,966,518	10,830,959	10,823,591
Loss per unit (basic and diluted):
Common unitholders	$(6.13)	$(5.62)	$(1.18)
Earnings per unit - distributed (basic and diluted):
Common unitholders	$0.45	$1.22	$1.24
Loss per unit - undistributed (basic and diluted):
Common unitholders	$(6.58)	$(6.84)	$(2.43)

Potential common units of 92,699, 146,541 and 210,274 relating to unvested restricted common units for each of the years ended December 31, 2020, 2019 and 2018, respectively, have an anti-dilutive effect (i.e. those that increase income per unit or decrease loss per unit) and are therefore excluded from the calculation of diluted earnings per unit.